Business combinations	9 Months Ended	12 Months Ended
	Sep. 29, 2022	Dec. 31, 2022
Business Combinations [Abstract]
Disclosure of detailed information about business combination [text block]
The consolidated value of net assets acquired of Versantis AG and Versantis, Inc. on September 29, 2022 is as follows :

Total acquired assets and liabilities, in thousands of euros	29/9/2022
Cash and cash equivalents	5,076
Current trade and others receivables	209
Other current assets	78
Intangible assets	45,323
Property, plant and equipment	326
Other non-current financial assets	14
Total acquired assets	51,026

Current trade and other payables	3,202
Current provisions	858
Other current tax liabilities	63
Lease liabilities	302
Total acquired liabilities	4,425

Total purchase price	46,601
ACQUISITIONS
Acquisition of the Clinical-stage Biopharmaceutical Company Versantis
On September 19, 2022, the Company announced it had signed an exclusive agreement with Versantis AG ("Versantis") to acquire all the shares and voting rights of Versantis, a private Swiss-based clinical stage biotechnology company focused on addressing the growing unmet medical needs in liver diseases. This acquisition aims at:
1.Consolidating GENFIT’s position as a leader in acute-on-chronic liver failure (ACLF)
2.Significantly expanding GENFIT’s pipeline with VS-01-ACLF, a Phase 2 ready program based on first-in-class scavenging liposomes technology, VS-01-HAC, a pediatric program focused on Urea Cycle Disorder (UCD), and VS-02-HE, an early-stage program focused on hepatic encephalopathy (HE), and
3.Combining Versantis’ expertise with GENFIT’s know-how in conducting complex development programs in liver diseases, to strengthen and accelerate research and development
The deal closed effective September 29, 2022.
Total purchase price and contingent milestone payments
This transaction includes:
•an initial payment of 40 million CHF (€41.9 million) due and paid at the date of closing,
•a net cash adjustment payment of 2.8 million CHF (€2.9 million) at the end of the year in accordance with the terms of the acquisition agreement
•additional milestone payments of up to 65 million CHF contingent on the following outcomes:
◦positive Phase 2 results related to VS-01-ACLF,
◦regulatory approval of VS-01-ACLF, and
◦positive Phase 2 results related to VS-02.
Furthermore, the former shareholders of Versantis are eligible to receive 1/3 of the net proceeds resulting from the potential sale of the Priority Review Voucher of VS-01’s pediatric application by GENFIT to a third party, or 1/3 of the fair market value of this Voucher if GENFIT opts to apply it to one of its own programs.
Acquisition costs totaled €1.8 million.
The impact of this acquisition as reflected within the line item "Acquisition net of cash acquired" in the consolidated statement of cash flows is a net cash outflow of €41.5 million.
Accounting treatment - IFRS 3
Paragraph B7B sets out an optional test (the concentration test) to permit a simplified assessment of whether an acquired set of activities and assets is not a business. An entity may elect to apply, or not apply, the test. The concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
GENFIT chose to use the available option stated as per IFRS 3 and perform a concentration test to determine if the transaction qualifies as a business combination or asset acquisition. In accordance with the concentration test methodology as defined in paragraph B7B of IFRS 3, the acquisition of Versantis by GENFIT was determined to be an asset acquisition based on the VS-01-ACLF program because its fair value represents more than 90% of the value of all assets acquired. Therefore, the acquisition costs of €1.8 million were included and capitalized in the total cost of the operation to determine the net book value of the VS-01-ACLF program on the date of the acquisition. Conditional milestone payments were not included in this analysis.
Accounting treatment - IAS 21
Consistent with paragraph 8 of IAS 21, Versantis AG is considered as a foreign operation as its activities are conducted primarily in Swiss Francs. The Swiss Franc is thus also considered to be Versantis AG's functional currency. Versantis AG's subsidiary, Versantis Inc., is considered as a foreign operation as its activities are conducted primarily in US Dollars. The US Dollar is thus considered to be Versantis Inc.'s functional currency. For further information on converting and presenting Versantis' activity in euros, refer to Note 4.3.2 - "Foreign currency - Translation of foreign subsidiary financial statements".
Note that on the Consolidated Statements of Other Comprehensive Income and Loss, for the period ending December 31, 2022, on line item "Other comprehensive income (loss) that are or may be reclassified to profit or loss," substantially all of the loss amount of €1.4 million is due to the application of IAS 21 for Versantis.
Supplementary information
The consolidated value of net assets acquired of Versantis AG and Versantis, Inc. on September 29, 2022 is as follows :

Total acquired assets and liabilities, in thousands of euros	29/9/2022
Cash and cash equivalents	5,076
Current trade and others receivables	209
Other current assets	78
Intangible assets	45,323
Property, plant and equipment	326
Other non-current financial assets	14
Total acquired assets	51,026

Current trade and other payables	3,202
Current provisions	858
Other current tax liabilities	63
Lease liabilities	302
Total acquired liabilities	4,425

Total purchase price	46,601
The exchange rate used above to convert the assets and liabilities of Versantis AG into euros was 1.04843 (1 CHF = 1.04843) on September 29, 2022. The exchange rate used above to convert the assets and liabilities of Versantis, Inc. into euros was 0.9706 (1 USD = 0.9706) on September 29, 2022.
The net book value of assets and liabilities as of December 31, 2022 is as follows, per the application of IAS 21:

Net assets, in thousands of euros	31/12/2022
Cash and cash equivalents	2,168
Current trade and others receivables	17
Other current assets	197
Intangible assets	43,850
Property, plant and equipment	295
Other non-current financial assets	13
Total assets	46,540

Current trade and other payables	1,614
Current provisions	672
Other current tax liabilities	33
Lease liabilities	282
Total liabilities	2,601

Net assets	43,939
The exchange rate used above to convert the assets and liabilities of Versantis AG into euros was 1.01554 (1 CHF = 1.01554) on December 31, 2022. The exchange rate used above to convert the assets and liabilities of Versantis, Inc. into euros was 0.93756 (1 USD = 0.93756) on December 31, 2022.
Research and development expenses for the period between September 29, 2022 and December 31, 2022 attributable to Versantis total €1,187 thousand. If the acquisition had taken place on January 1, 2022, research and development expenses would have been €5,833 thousand.
General and administrative expenses for the period between September 29, 2022 and December 31, 2022 attributable to Versantis total €228 thousand.
For further information, refer to Note 14 - "Goodwill and Intangible Assets"